Performance Management	Jun. 10, 2026
Amana Equity Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund had not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://www.saturna.com/products/etf-performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	The Fund had not commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	https://www.saturna.com/products/etf-performance
Amana Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund had not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://www.saturna.com/products/etf-performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	The Fund had not commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	https://www.saturna.com/products/etf-performance
Amana Developing World ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund had not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://www.saturna.com/products/etf-performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	The Fund had not commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	https://www.saturna.com/products/etf-performance